Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
8.	INVENTORIES

Inventories, net consist of the following:

	As of December 31,
	2010	2011

Raw materials	$1,747	$2,193
Finished goods	1,659	2,175

	3,406	4,368
Less: write-down of inventory value	(405)	(450)

Inventories, net	$3,001	$3,918